Short-Term Loans (Details) $ in Thousands					12 Months Ended
	Mar. 21, 2024 USD ($)	Feb. 28, 2018	Jun. 19, 2017 USD ($)	Jun. 12, 2017 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Jun. 19, 2017 TWD ($)	Jun. 12, 2017 TWD ($)	Jun. 28, 2016 USD ($)	Jun. 28, 2016 TWD ($)
Short-Term Loans [Line Items]
Interest rate of loan					12.00%	12.00%
Payments of loan					$ 120,400		$ 29,152
Cathay United Bank [Member]
Short-Term Loans [Line Items]
Maturity date					Jun. 28, 2017	Jun. 28, 2017
CTBC Bank [Member]
Short-Term Loans [Line Items]
Debt instrument term		1 year
Cathay United Bank [Member]
Short-Term Loans [Line Items]
Credit limit amount											$ 228,750	$ 7,500
Effective interest rate					2.99%	2.99%	2.99%
Interest expenses					$ 4,743		$ 6,891
Cathay United Loan Agreement [Member]
Short-Term Loans [Line Items]
Payments of loan					120,400	$ 3,750
CTBC Bank [Member]
Short-Term Loans [Line Items]
Credit limit amount			$ 327,500	$ 327,500					$ 10,000	$ 10,000
Maturity date			Jan. 19, 2018	Jan. 19, 2018
Interest expenses					$ 15,962		15,557
Cathay United Loan Agreement [Member] | Cathay United Bank [Member]
Short-Term Loans [Line Items]
Interest rate of loan											1.31%	1.31%
CTBC Loan Agreements [Member] | CTBC Bank [Member]
Short-Term Loans [Line Items]
Money deposited in a savings account					2.50%	2.50%
Other Individual [Member]
Short-Term Loans [Line Items]
Interest expenses					$ 3,600		$ 2,811
Proceeds from notes	$ 30,000
Percentage of bears interest rate	12.00%							12.00%
Maturity date							Mar. 21, 2025